Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 59	$ 56
Asset-backed securities designated at FVTPL	401	357
Loans designated at FVTPL	132	0
Deposits designated at FVTPL	12,106	10,458
Derivative instrument liabilities		643
Other financial liabilities at fair value	141	114
Other liabilities designated at FVTPL	4	$ 12
Derivative instrument assets	$ 357